Genworth Financial Contra Fund (Prospectus Summary) | Genworth Financial Contra Fund
Summary Section
Investment Objective
Genworth Financial Contra Fund (the "Fund") seeks to provide protection against declines in the value of the equity allocation of certain assets managed by

Genworth Financial Wealth Management, Inc. ("GFWM") for its private advisory clients.

Fees And Expenses Of The Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Genworth Financial Contra Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Genworth Financial Contra Fund
Management Fees		1.20%
Distribution and Service (12b-1) Fees		none
Other Expenses		1.75%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses	[2]	2.97%
Fee Waiver and/or Expense Reimbursement		(1.20%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.77%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of expenses to average net assets found within the "Financial Highlights" section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	GFWM has contractually agreed to waive its fees and/or pay Fund expenses to the extent necessary to ensure that the Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement (excluding any taxes, interest, brokerage fees, securities lending expense offset amounts, acquired fund fees and expenses, and non-routine expenses) do not exceed 1.75% of the Fund's average daily net assets. If the Fund's expense level would fall below the 1.75% annual limit, the Fund may maintain expenses at the limit so that GFWM may be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years, provided the reimbursement will not cause the Fund's Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement to exceed the 1.75% limit, and provided that GFWM may not be eimbursed for fee reductions and/or expense payments made prior to October 1, 2009. This agreement will continue in effect until January 31, 2013, and may be continued thereafter.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses

(before fee waivers and/or expense reimbursements, if any) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Genworth Financial Contra Fund	180	806	1,457	3,205

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or "turns over" its portfolio). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs,

which are not reflected in annual fund operating expenses or in the example,

affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. However,

the Fund's portfolio turnover rate is calculated without regard to derivatives or cash investments. If such investments were included, the Fund's portfolio turnover rate would be significantly higher.

Principal Investment Strategies
The Fund seeks to provide protection against severe and sustained declines in the value of the equity allocation of certain assets managed by GFWM for its private advisory clients. The Fund is used by GFWM within an asset allocation program to provide some measure of downside protection in the event that client assets sensitive to movements in the markets are exposed to the loss of significant value as a result of a severe and sustained decline in the equity market. GFWM analyzes the various mutual funds and securities owned by certain of its private advisory clients and performs a statistical analysis of the return characteristics of these securities at the individual security and/or portfolio level. Based on this analysis as well as current market factors, GFWM periodically uses its judgment and discretion in creating a composite hedging benchmark, which it calls the Equity Hedging Benchmark (the "Benchmark"), in an attempt to identify a hedge for the equity market risk of certain assets owned by Fund shareholders. In order to reduce the cost of the hedge GFWM may, and sometimes will, include Benchmark positions which by themselves would have a long equity market bias. GFWM instructs Credit Suisse Asset Management, LLC

("CSAM"), the Fund's sub-advisor, of the nature, timing and performance expectations related to and associated with the Benchmark. CSAM then uses a quantitative and qualitative investment process to select investments designed to deliver Fund performance that tracks, within prescribed bounds, the performance of the Benchmark positions. In pursuing the Fund's objectives, CSAM,

in its discretion, may increase or decrease the level of downside protection provided by the Fund, relative to the Benchmark, including potentially adjusting the long-bias positions identified in the Benchmark.  As a result of these hedging investment techniques, the value of your investment in the Fund generally will decrease when the broad-based equity market appreciates, is unchanged or experiences a modest decrease. Conversely, when the value of the broad-based equity market experiences a significant decline, the value of your investment in the Fund generally will increase.

In order to achieve its investment goal, the Fund may use the following instruments:

  o  options on securities and stock indexes;

  o  stock index futures contracts;

  o  options on stock index futures contracts;

  o  cash, cash equivalents and short-term market instruments; and

  o  exchange-traded funds ("ETFs")

Historically, the Fund has held positions in put options on stock indexes. In addition, the Fund may also utilize various options strategies, such as those commonly referred to as straddles, spreads, strangles, butterflies and condors. These strategies involve combinations of positions in both put and call options. The success of each of these strategies depends on many factors,

primary among them, the volatility of the underlying index. The Fund's decision regarding whether or not to utilize a specific options strategy will depend upon an evaluation of the relative pricing of available options, market conditions,

and the efficient implementation of the Equity Hedging Benchmark.

Principal Investment Risks
The risks associated with an investment in the Fund can increase during times of significant volatility in the broad-based equity market. The principal risks of the Fund include:

  o  The risk that you could lose all or a portion of your investment in the Fund.

  o  GFWM may be unable to fully determine the prospective market exposure of its clients' holdings, when constructing the Equity Hedging Benchmark, and may therefore have imperfect knowledge of the magnitude of risk to be hedged.

  o  To the extent that a particular investor's portfolio differs from the aggregate client assets analyzed to construct the Equity Hedging Benchmark,

     the realized risk of an investor's portfolio may differ from GFWM's estimate,

     and the Fund may not be successful in providing protection against declines in the investor's portfolio.

  o  The Fund's use of options, futures and options on futures ("derivatives")

     involves additional risks and transaction costs, such as (i) the risk of adverse changes in the value of these instruments, (ii) the risk of imperfect correlation between the price of derivatives and movements in the price of the underlying securities, index or futures contracts, (iii) the fact that use of derivatives requires different skills than those needed to select portfolio securities, and (iv) the risk of the possible absence of a liquid secondary market for a particular derivative at any moment in time.

  o  Certain investments (such as options and futures) and certain practices may have the effect of magnifying declines as well as increases in the Fund's net asset value ("NAV"). Losses from positions in futures contracts as well as written call options can be unlimited to the extent of the Fund's assets.

  o  There is a risk that a strategy used by the Fund may fail to produce the intended result. This risk is common to all mutual funds.

  o  The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

  o  Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.

  o  A higher portfolio turnover rate will result in the Fund paying more brokerage commissions and may generate greater tax liabilities for shareholders. Additionally, high portfolio turnover may adversely affect the ability of the Fund to meet its investment goals.

  o  At times, the Fund may be constrained in its ability to use futures, options on futures or other derivatives by an unanticipated inability to close positions when it would be most advantageous to do so.

  o  Certain major exchanges on which options and futures contracts are traded have established limits on how much an option or futures contract may decline over various time periods. If trading is halted, then the Fund may not be able to purchase or sell options or futures contracts and may also be required to use a "fair value" method to price its outstanding contracts.

  o  The derivatives in which the Fund invests are subject to loss of value over time, and may have no value at the time of their expiration.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns as of 12/31

HIGHEST AND LOWEST QUARTER RETURNS

(for periods shown in the bar chart)

Highest: 370.17% in 3rd Quarter 2011

Lowest: -96.75% in 2nd Quarter 2009

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Genworth Financial Contra Fund	Return Before Taxes	(92.94%)	(98.75%)	(97.85%)
Genworth Financial Contra Fund After Taxes on Distributions	Return After Taxes on Distributions	(92.94%)	(98.75%)	(95.99%)
Genworth Financial Contra Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(60.41%)	(31.57%)	(12.53%)
Genworth Financial Contra Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may

be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.